UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6332

Oppenheimer Rochester Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2016 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—101.4%
New York—71.1%
$50,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900%	07/01/2021	10/31/2016	A	$50,034
475,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625	07/01/2031	07/01/2021	A	525,046
300,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2025	05/01/2025		376,785
300,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2026	05/01/2026		380,055
400,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2024	05/01/2024		495,716
200,000	Albany, NY Capital Resource Corp. (St. Peter’s Hospital)[1]	6.000	11/15/2025	11/15/2020	A	240,332
170,000	Albany, NY Hsg. Authority (Lark Drive)	5.400	12/01/2018	10/31/2016	A	170,476
930,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.500	04/01/2018	10/04/2017	B	927,461
310,000	Albany, NY IDA (H. Johnson Office Park)[1]	5.750	03/01/2018	03/01/2017	A	315,450
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750	11/15/2022	11/15/2017	A	3,167,250
20,000	Blasdell, NY Water System	5.125	06/15/2017	10/31/2016	A	20,076
215,000	Brookhaven, NY IDA (Enecon Corp.)[1,2]	5.800	11/01/2018	11/19/2017	B	217,995
385,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019		436,170
940,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)	5.750	07/15/2018	07/15/2018		1,016,883
970,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)	5.750	07/15/2019	07/15/2019		1,092,938
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2017	07/15/2017		2,409,467
460,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2018	07/15/2018		500,025
1,750,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	4.000	07/15/2029	01/15/2027	A	2,009,665
1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.750	10/01/2026	04/01/2021	A	1,592,635
60,000	Buffalo, NY Fiscal Stability Authority[1]	4.500	09/01/2019	09/01/2017	A	61,945
980,000	Build NYC Resource Corp. (Chapin School)[1]	5.000	11/01/2026	11/01/2026		1,278,910
4,035,000	Build NYC Resource Corp. (New York Law School)[1]	5.000	07/01/2028	01/01/2026	A	4,900,750
1,740,000	Build NYC Resource Corp. (New York Law School)[1]	5.000	07/01/2029	01/01/2026	A	2,101,294
3,245,000	Build NYC Resource Corp. (New York Law School)[1]	5.000	07/01/2027	01/01/2026	A	3,985,120

1 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,025,000	Build NYC Resource Corp. (Pratt Paper)[1]	3.750%	01/01/2020	07/14/2018	B	$1,071,525
2,000,000	Build NYC Resource Corp. (Royal Charter Properties & Presbyterian Hospital)[1]	4.750	12/15/2026	12/15/2022	A	2,308,000
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2028	07/01/2022	A	2,042,061
1,395,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2024	07/01/2022	A	1,685,355
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2025	07/01/2022	A	2,057,782
1,650,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2026	07/01/2022	A	1,984,290
600,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2021	08/01/2021		691,332
500,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2022	08/01/2022		588,355
1,000,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2032	08/01/2022	A	1,147,230
400,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2025	05/01/2025		476,636
380,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2024	05/01/2024		450,380
365,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2023	05/01/2023		427,831
415,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2026	05/01/2026		495,958
485,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2029	05/01/2026	A	566,655
465,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2028	05/01/2026	A	547,105
445,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2027	05/01/2026	A	527,263
295,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2019	05/01/2019		320,001
285,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2018	05/01/2018		300,481
275,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	4.000	05/01/2017	05/01/2017		279,317

2 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$345,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000%	05/01/2022	05/01/2022		$398,716
330,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2021	05/01/2021		374,788
315,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2020	05/01/2020		349,763
45,000	Colonie, NY GO1	5.500	04/01/2027	04/01/2018	A	47,800
20,000	Corning, NY GO1	4.000	12/01/2020	12/01/2016	A	20,111
10,000	Deerfield, NY GO1	5.500	06/15/2018	12/15/2016	A	10,069
15,000	Deerfield, NY GO1	5.500	06/15/2019	12/15/2016	A	15,098
10,000	Deerfield, NY GO1	5.500	06/15/2017	12/15/2016	A	10,078
15,000	Deerfield, NY GO1	5.500	06/15/2020	12/15/2016	A	15,097
2,950,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1,2]	6.000	10/01/2030	06/14/2020	A	3,104,639
8,000,000	Dutchess County, NY Local Devel. Corp. (Health Quest Systems/PHCtr/ NDH/VBHosp Obligated Group)[1]	5.000	07/01/2031	07/01/2026	A	9,810,480
1,135,000	East Rochester, NY Hsg. Authority (Perinton-Fairport)[1]	4.800	08/01/2019	10/31/2016	A	1,138,291
510,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500	08/01/2033	10/31/2016	A	515,579
100,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1,2]	6.700	04/01/2021	10/31/2016	A	100,373
2,595,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2029	05/01/2018	A	2,797,981
500,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2025	04/01/2022	A	594,360
700,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2026	04/01/2022	A	827,428
600,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2023	04/01/2022	A	720,186
525,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2024	04/01/2022	A	627,527
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	10/31/2016	A	29,624,181
285,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2024	06/01/2024		321,389
835,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2027	06/01/2022	A	953,937
270,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2023	06/01/2023		301,765
500,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)[1]	5.000	09/01/2025	09/01/2022	A	598,865
905,000	Glen Cove, NY GO1	6.250	04/01/2025	10/31/2016	A	907,606
750,000	Glen Cove, NY GO1	6.250	04/01/2024	10/31/2016	A	752,205
1,105,000	Glen Cove, NY GO1	6.250	04/01/2026	10/31/2016	A	1,108,160

3 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$10,000	Glen Falls, NY GO1	5.250%	04/01/2018	04/01/2017	A	$10,166
270,000	Gloversville, NY GO1	5.800	03/15/2017	03/15/2017		276,215
285,000	Gloversville, NY GO1	5.800	03/15/2018	03/15/2017	A	291,555
20,000	Hudson Falls, NY Central School District[1]	4.750	06/15/2019	06/15/2019		21,593
230,000	L.I., NY Power Authority[1]	6.000	05/01/2033	05/01/2019	A	259,633
19,945,000	L.I., NY Power Authority, Series A1	5.000	09/01/2026	09/01/2022	A	23,714,605
250,000	L.I., NY Power Authority, Series A1	5.500	04/01/2024	04/01/2019	A	278,135
480,000	L.I., NY Power Authority, Series A1	6.250	04/01/2033	04/01/2019	A	542,899
195,000	L.I., NY Power Authority, Series A1	5.700	04/01/2030	04/01/2019	A	217,907
1,700,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	04/01/2019	A	1,875,950
14,825,000	L.I., NY Power Authority, Series B1	5.000	09/01/2029	09/01/2022	A	17,574,741
4,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2024	09/01/2022	A	4,815,200
10,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2027	09/01/2022	A	11,923,200
50,000	L.I., NY Power Authority, Series E1	5.000	12/01/2017	12/01/2016	A	50,367
1,000,000	L.I., NY Power Authority, Series E1	5.000	12/01/2021	12/01/2016	A	1,007,620
80,000	Livonia, NY GO1	5.000	06/15/2022	06/15/2017	A	81,665
70,000	Livonia, NY GO1	5.000	06/15/2020	06/15/2017	A	71,594
75,000	Livonia, NY GO1	5.000	06/15/2021	06/15/2017	A	76,634
75,000	Livonia, NY GO1	5.000	06/15/2025	06/15/2017	A	76,406
85,000	Livonia, NY GO1	5.000	06/15/2023	06/15/2017	A	86,720
90,000	Livonia, NY GO1	5.000	06/15/2024	06/15/2017	A	91,751
355,000	Lockport City, NY GO1	5.000	10/15/2016	10/15/2016		355,341
375,000	Lockport City, NY GO1	5.000	10/15/2017	10/15/2017		384,510
415,000	Lockport City, NY GO1	5.000	10/15/2019	10/15/2019		448,673
395,000	Lockport City, NY GO1	5.000	10/15/2018	10/15/2018		415,682
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016	10/15/2016		35,073
500,000	Monroe County, NY Airport Authority (Greater Rochester International Airport)[1]	5.875	01/01/2017	01/01/2017		505,005
20,000	Monroe County, NY Airport Authority (Greater Rochester International Airport)[1]	4.000	01/01/2018	10/31/2016	A	20,034
5,000	Monroe County, NY GO	5.000	06/01/2017	10/31/2016	A	5,018
400,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2026	12/01/2022	A	470,112
660,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2028	12/01/2022	A	768,181
345,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2027	12/01/2022	A	403,943
260,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020	10/31/2016	A	260,944
350,000	Monroe County, NY Industrial Devel. Corp. (Highland Hospital of Rochester)[1]	5.000	07/01/2026	07/01/2025	A	435,991
200,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	10/01/2021	A	228,506

4 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$615,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000%	06/01/2023	06/01/2022	A	$718,892
7,415,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024	01/01/2017	A	7,466,905
4,760,000	Nassau County, NY GO1	5.000	04/01/2027	04/01/2024	A	5,817,148
5,860,000	Nassau County, NY GO1	5.000	01/01/2031	01/01/2026	A	7,117,263
2,100,000	Nassau County, NY GO1	5.000	01/01/2032	01/01/2026	A	2,538,921
245,000	Nassau County, NY IDA (ACDS)[1]	6.000	12/01/2019	12/01/2016	A	245,252
300,000	Nassau County, NY IDA (ACDS)[1]	5.950	11/01/2022	11/01/2017	A	304,695
65,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.000	11/01/2016	11/01/2016		65,101
70,000	Nassau County, NY IDA (ALIA-CRR)[1]	7.000	11/01/2016	11/01/2016		70,108
15,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.000	11/01/2016	11/01/2016		15,023
65,000	Nassau County, NY IDA (ALIA-HKSB)[1]	7.000	11/01/2016	11/01/2016		65,101
1,300,000	Nassau County, NY IDA (CSMR)[1,2]	5.950	11/01/2022	11/01/2017	A	1,320,345
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950	11/01/2022	11/01/2017	A	203,130
45,000	Nassau County, NY IDA (Hispanic Counseling Center)[1,2]	6.000	11/01/2017	11/01/2017		45,158
200,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950	11/01/2022	11/01/2017	A	203,130
500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2021	03/01/2020	A	567,760
500,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150	11/01/2022	11/01/2017	A	508,965
200,000	Nassau County, NY IDA (WORCA)[1]	6.000	12/01/2019	12/01/2016	A	200,232
40,000	Nassau County, NY IDA, Series C1	6.000	12/01/2019	12/01/2016	A	40,046
5,690,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)[1]	5.000	07/01/2027	07/01/2022	A	6,611,495
4,500,000	Nassau County, NY Local Economic Assistance Corp. (Winthrop University Hospital)[1]	5.000	07/01/2027	07/01/2022	A	5,228,775
1,100,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000	07/01/2029	07/01/2025	A	1,317,349
1,580,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500	07/01/2019	01/01/2017	A	1,584,234
6,000,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250	07/01/2027	01/01/2017	A	6,006,240
505,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)	5.650	08/01/2020	10/31/2016	A	507,060
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)	5.750	02/01/2032	10/31/2016	A	2,544,734
25,000	Niagara County, NY IDA (Affinity Foxwood Place)[1]	4.350	01/20/2017	01/20/2017		25,099

5 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$200,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750%	06/01/2018	10/31/2016	A	$200,440
750,000	Niagara Falls, NY GO1	5.000	05/15/2028	05/15/2026	A	919,868
850,000	Niagara Falls, NY GO1	5.000	05/15/2029	05/15/2026	A	1,034,952
1,000,000	Niagara Falls, NY Public Water Authority[1]	5.500	07/15/2034	10/31/2016	A	1,002,290
45,000	Niagara Falls, NY Public Water Authority[1]	5.000	07/15/2024	10/31/2016	A	45,111
320,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000	05/01/2026	05/01/2022	A	371,174
1,725,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	1.049 [3]	04/01/2024	10/05/2016	A	1,640,906
150,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	1.026 [3]	04/01/2024	10/13/2016	A	143,438
705,000	North Babylon, NY Volunteer Fire Company[1]	5.750	08/01/2022	10/31/2016	A	706,833
140,000	NY Capital District Youth Center[1]	6.000	02/01/2017	02/01/2017		142,358
3,895,000	NY Counties Tobacco Trust I1	6.300	06/01/2019	10/31/2016	A	3,897,064
3,295,000	NY Counties Tobacco Trust I1	6.625	06/01/2042	10/31/2016	A	3,296,845
3,720,000	NY Counties Tobacco Trust I1	6.500	06/01/2035	10/31/2016	A	3,722,009
195,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	10/31/2016	A	195,965
175,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	10/31/2016	A	175,343
5,980,000	NY Counties Tobacco Trust III (TASC)[1]	6.000	06/01/2043	10/31/2016	A	5,983,528
40,000	NY Counties Tobacco Trust IV	4.250	06/01/2021	10/31/2016	A	40,024
4,110,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750	06/01/2026	10/31/2016	A	4,110,288
8,040,000	NY Counties Tobacco Trust VI1	6.750	06/01/2035	07/14/2025	B	9,841,925
610,000	NY Counties Tobacco Trust VI1	5.625	06/01/2035	01/30/2023	B	691,770
40,000	NY Counties Tobacco Trust VI1	6.250	06/01/2025	02/05/2020	B	44,888
10,595,000	NY Counties Tobacco Trust VI1	6.000	06/01/2043	10/11/2026	B	12,395,938
2,095,000	NY Counties Tobacco Trust VI1	5.750	06/01/2043	03/06/2034	B	2,514,670
830,000	NY Counties Tobacco Trust VI1	6.450	06/01/2040	04/29/2032	B	1,039,517
250,000	NY MTA, Series A1	5.000	11/15/2020	11/15/2016	A	251,382
7,150,000	NY MTA, Series A1	5.000	11/15/2026	11/15/2017	A	7,483,905
5,000	NY MTA, Series B1	5.000	11/15/2023	11/15/2016	A	5,027
385,000	NY MTA, Series B1	5.000	11/15/2018	11/15/2016	A	387,091
15,000	NY MTA, Series B1	5.000	11/15/2018	11/15/2016	A	15,083
95,000	NY MTA, Series B1	5.000	11/15/2023	11/15/2016	A	95,516
2,000,000	NY MTA, Series C1	5.000	11/15/2025	05/15/2018	A	2,130,040
240,000	NY MTA, Series C1	6.250	11/15/2023	11/15/2018	A	267,490
10,000,000	NY MTA, Series C1	5.000	11/15/2029	11/15/2022	A	12,083,100
60,000	NY MTA, Series C1	6.250	11/15/2023	11/15/2018	A	66,785
14,000,000	NY MTA, Series C1	5.000	11/15/2028	11/15/2022	A	16,943,780
5,000,000	NY MTA, Series C1	5.000	11/15/2030	11/15/2022	A	5,991,250

6 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$20,000,000	NY MTA, Series D1	5.000%	11/15/2029	11/15/2022	A	$24,166,200
23,000,000	NY MTA, Series D1	5.000	11/15/2027	11/15/2019	A	25,825,320
4,000,000	NY MTA, Series D1	5.000	11/01/2025	11/01/2022	A	4,871,560
5,000,000	NY MTA, Series D1	5.000	11/15/2031	11/15/2021	A	5,891,200
3,450,000	NY MTA, Series D1	5.000	11/15/2024	11/15/2017	A	3,610,149
5,075,000	NY MTA, Series D-1[1]	5.000	11/01/2028	11/01/2022	A	6,136,132
11,800,000	NY MTA, Series D-1[1]	5.000	11/01/2026	11/01/2022	A	14,344,080
105,000	NY Tobacco Settlement Financing Corp. (TASC)	5.000	06/01/2021	10/31/2016	A	105,386
7,980,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2022	06/01/2017	A	8,196,098
7,300,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2022	06/01/2017	A	7,497,684
7,890,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2017	06/01/2017		8,108,001
2,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2021	06/01/2017	A	2,054,300
1,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2033	11/15/2018	A	1,085,680
5,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2028	11/15/2022	A	6,118,350
4,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	11/15/2022	A	4,892,000
2,540,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	11/15/2022	A	3,106,420
1,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2030	11/15/2022	A	1,821,780
160,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2021	11/15/2018	A	173,891
4,540,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2034	10/31/2016	A	4,545,811
65,900,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022	10/31/2016	A	65,965,241
3,000,000	NY Utility Debt Securitization Authority[1]	5.000	12/15/2033	06/15/2026	A	3,766,410
110,000	NY Valley Health Devel. Corp.[1]	6.750	05/20/2022	10/31/2016	A	110,561
18,760,000	NYC GO4	5.000	08/01/2026	02/01/2023	A	22,921,531
28,685,000	NYC GO4	5.000	08/01/2027	02/01/2023	A	34,989,628
22,970,000	NYC GO4	5.000	08/01/2026	02/01/2023	A	28,065,435
26,090,000	NYC GO4	5.000	08/01/2027	02/01/2023	A	31,824,321
5,000	NYC GO	5.500	06/01/2028	10/31/2016	A	5,020
50,000	NYC GO1	5.875	06/01/2019	10/31/2016	A	50,220
5,000	NYC GO	5.750	08/01/2018	10/31/2016	A	5,021
8,065,000	NYC GO1	5.000	08/01/2023	08/01/2019	A	8,961,989
9,500,000	NYC GO1	5.250	04/01/2028	04/01/2019	A	10,469,380
55,000	NYC GO	5.875	08/01/2019	10/31/2016	A	55,242
5,000	NYC GO	5.500	02/15/2026	10/31/2016	A	5,020
5,000	NYC GO	6.000	02/15/2024	10/31/2016	A	5,022
10,000	NYC GO1	5.500	11/15/2037	10/31/2016	A	10,042
45,000	NYC GO1	7.750	08/15/2027	02/15/2017	A	46,146
10,000	NYC GO	5.500	02/15/2026	10/31/2016	A	10,041

7 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$19,505,000	NYC GO1	5.000%	08/01/2028	08/01/2019	A	$21,616,416
5,000	NYC GO	5.125	08/01/2022	10/31/2016	A	5,019
3,940,000	NYC GO1	5.125	12/01/2024	12/01/2017	A	4,138,694
2,560,000	NYC GO1	5.125	12/01/2024	12/01/2017	A	2,688,384
5,000	NYC GO	5.000	06/01/2023	10/31/2016	A	5,018
7,820,000	NYC GO1	5.000	10/01/2031	10/01/2022	A	9,400,500
2,000,000	NYC GO1	5.000	08/01/2029	08/01/2022	A	2,405,420
4,000,000	NYC GO1	5.000	10/01/2030	10/01/2022	A	4,808,440
1,850,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	A	1,975,485
800,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2034	05/01/2019	A	857,992
4,725,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	A	5,087,407
1,500,000	NYC HDC (Multifamily Hsg.)[1]	5.000	11/01/2030	05/01/2018	A	1,537,290
260,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	05/01/2018	A	266,087
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2028	05/01/2018	A	4,949,317
30,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2018	05/01/2018	A	31,381
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250	11/01/2023	11/01/2018	A	215,968
225,000	NYC HDC (Multifamily Hsg.)[1]	5.150	11/01/2037	05/01/2017	A	227,225
2,805,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2027	05/01/2017	A	2,839,053
35,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	11/01/2016	A	35,080
2,500,000	NYC HDC, Series B1[1]	5.100	11/01/2027	05/01/2017	A	2,528,900
37,400,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	02/15/2020	A	41,586,930
110,000	NYC IDA (Calhoun School)[1]	6.250	12/01/2016	12/01/2016		111,027
85,000	NYC IDA (Center for Elimination of Family Violence)[1]	6.250	11/01/2016	11/01/2016		85,076
100,000	NYC IDA (Center for Family Support)[1]	5.800	07/01/2023	07/01/2018	A	100,429
35,000	NYC IDA (College of Mount St. Vincent)[1]	4.750	06/01/2025	10/31/2016	A	35,071
970,000	NYC IDA (Comprehensive Care Management)[1]	5.750	05/01/2019	11/01/2016	A	972,794
935,000	NYC IDA (Comprehensive Care Management)[1]	5.750	11/01/2018	11/01/2016	A	937,805
660,000	NYC IDA (Comprehensive Care Management)[1]	5.750	08/01/2018	11/01/2016	A	661,980
240,000	NYC IDA (Guttmacher Institute)[1]	5.250	12/01/2016	12/01/2016		240,454
300,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	10/31/2016	A	301,752
70,000	NYC IDA (Manhattan Community Access Corp.)[1]	5.250	12/01/2016	12/01/2016		70,083
720,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	07/11/2017	A	764,705
145,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	07/12/2017	A	154,003
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	11/01/2016	A	5,886,818
4,415,000	NYC IDA (Montefiore Medical Center Corp.)	5.125	11/01/2025	11/01/2016	A	4,431,556

8 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$75,000	NYC IDA (Polytechnic University)[1]	4.550%	11/01/2018	11/01/2017	A	$77,796
200,000	NYC IDA (Queens Baseball Stadium)[1]	6.125	01/01/2029	01/01/2019	A	221,256
1,815,000	NYC IDA (Rosco, Inc.)[1]	5.625	06/01/2022	02/03/2020	B	1,829,266
4,000,000	NYC IDA (Samaritan Aids Services)[2]	5.000	11/01/2024	11/01/2016	A	4,014,640
250,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000	07/01/2021	07/01/2021		282,200
500,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000	07/01/2020	07/01/2020		554,145
200,000	NYC IDA (Yankee Stadium)[1,5]	1.705	03/01/2025	03/01/2025		192,810
195,000	NYC IDA (Yankee Stadium)[1,5]	1.695	03/01/2024	03/01/2024		189,008
1,000,000	NYC IDA (Yankee Stadium)[1,5]	1.725	03/01/2027	03/01/2027		956,350
985,000	NYC IDA (Yankee Stadium)[1,5]	1.715	03/01/2026	03/01/2026		947,403
3,000,000	NYC IDA (Yankee Stadium)[1,5]	1.625	03/01/2020	03/01/2020		2,972,700
8,655,000	NYC IDA (Yankee Stadium)[1,5]	1.675	03/01/2022	03/01/2022		8,485,622
750,000	NYC IDA (Yankee Stadium)[1,5]	1.595	03/01/2019	03/01/2019		745,575
6,550,000	NYC IDA (Yankee Stadium)[1,5]	1.685	03/01/2023	03/01/2023		6,385,595
1,415,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.350	11/01/2017	05/07/2017	B	1,433,593
1,695,000	NYC Municipal Water Finance Authority[1]	5.500	06/15/2040	06/15/2019	A	1,898,671
1,535,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	06/15/2019	A	1,702,914
10,755,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	06/15/2021	A	12,685,200
30,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2030	06/15/2020	A	34,107,300
29,450,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	06/15/2021	A	34,678,553
8,915,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	12/15/2019	A	10,038,290
410,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A	443,550
50,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2020	06/15/2018	A	53,767
1,245,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A	1,350,215
370,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A	400,814
15,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	06/15/2025	A	18,126,450
5,250,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2032	06/15/2018	A	5,620,440
6,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	06/15/2017	A	6,179,820
150,000	NYC Transitional Finance Authority[1]	5.375	01/15/2030	01/15/2019	A	165,073

9 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,880,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000%	07/15/2027	07/15/2022	A	$2,265,325
9,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2028	07/15/2022	A	10,783,890
10,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2029	07/15/2022	A	11,942,000
11,325,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2030	07/15/2022	A	13,487,962
1,585,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	02/01/2030	02/01/2021	A	1,853,261
935,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2028	05/01/2018	A	994,055
9,615,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2025	05/01/2018	A	10,252,571
3,985,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2025	05/01/2017	A	4,083,669
385,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2025	05/01/2018	A	409,759
3,730,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2028	05/01/2018	A	3,977,336
7,865,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2025	05/01/2017	A	8,057,928
10,200,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	11/01/2018	A	11,117,796
1,650,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2027	11/01/2021	A	1,952,907
5,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2034	02/01/2026	A	6,142,450
7,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2027	05/01/2018	A	7,445,550
75,000	NYC Transitional Finance Authority (New York City Recovery)[1]	5.000	11/01/2016	11/01/2016		75,278
50,000	NYC Trust for Cultural Resources (Lincoln Center for the Performing Arts)[1]	5.250	12/01/2018	12/01/2018		54,499
1,790,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	4.000	04/01/2028	10/01/2026	A	2,149,020
630,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.000	04/01/2027	10/01/2018	A	681,679
3,500,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	4.000	04/01/2027	10/01/2026	A	4,248,440
45,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.000	04/01/2028	10/01/2018	A	48,691
5,000	NYS DA (4201 School Programs)	5.000	07/01/2018	10/31/2016	A	5,018
2,800,000	NYS DA (ALIA-PSCH)[1]	4.800	12/01/2023	12/20/2020	B	2,898,560
65,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017	10/31/2016	A	65,256
50,000	NYS DA (Brookdale Hospital Medical Center)	5.300	02/15/2017	10/31/2016	A	50,196

10 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,255,000	NYS DA (Brooklyn Law School)[1]	5.000%	07/01/2025	07/01/2022	A	$1,525,553
18,780,000	NYS DA (Columbia University)[1]	5.000	07/01/2038	07/01/2018	A	20,131,221
500,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2028	07/01/2022	A	571,760
45,000	NYS DA (Dept. of Health)	5.000	07/01/2028	10/31/2016	A	45,159
880,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2023	10/31/2016	A	883,414
350,000	NYS DA (Dept. of Health)	5.000	07/01/2021	10/31/2016	A	351,277
500,000	NYS DA (Dept. of Health)	5.000	07/01/2025	10/31/2016	A	501,825
200,000	NYS DA (Dept. of Health)	5.250	07/01/2024	10/31/2016	A	200,770
145,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.750	07/01/2017	10/31/2016	A	145,597
3,640,000	NYS DA (Fordham University)[1]	5.000	07/01/2038	07/01/2018	A	3,901,898
1,000,000	NYS DA (Health Center/BFCC/ USBFCC Obligated Group)	5.000	11/15/2019	10/31/2016	A	1,003,670
1,060,000	NYS DA (Health Quest Systems)[1]	5.250	07/01/2027	07/01/2017	A	1,095,849
1,110,000	NYS DA (Iona College)[1]	5.000	07/01/2022	07/01/2022		1,298,966
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2025	07/01/2022	A	1,166,680
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2026	07/01/2022	A	1,163,720
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2023	07/01/2022	A	1,170,840
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2024	07/01/2022	A	1,170,540
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2027	07/01/2022	A	1,161,650
30,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)[1]	5.125	07/01/2021	10/31/2016	A	30,074
45,000	NYS DA (La Salle School)	5.000	07/01/2018	10/31/2016	A	45,166
100,000	NYS DA (Mental Health Services Facilities)[1]	6.250	02/15/2031	08/15/2018	A	110,375
430,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2018	02/15/2017	A	436,738
250,000	NYS DA (Mental Health Services Facilities)	5.000	02/15/2022	10/31/2016	A	250,917
1,105,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2025	07/01/2019	A	1,193,798
840,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2026	07/01/2019	A	906,091
650,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2027	07/01/2019	A	698,068
3,365,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2021	02/01/2018	A	3,538,466
150,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2022	07/01/2020	A	172,884
5,000,000	NYS DA (Municipal Health Facilities)[1]	5.000	01/15/2032	01/15/2018	A	5,249,750
285,000	NYS DA (Municipal Health Facilities)	4.750	01/15/2029	10/31/2016	A	285,972
1,000,000	NYS DA (New York University)[1]	5.250	07/01/2048	07/01/2018	A	1,075,560
100,000	NYS DA (NHlth/LIJMC/NSUH/ FrankHosp/SIUH/NSUHSFCEC&R/ HHA/Shosp/LHH/GCH/FHH/PlainH/ NHlthcare Obligated Group)[1]	5.500	05/01/2030	05/01/2019	A	111,855

11 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,110,000	NYS DA (NHlth/LIJMC/NSUH/ FrankHosp/SIUH/NSUHSFCEC&R/ HHA/SHosp/LHH/GCH/FHH/PlainH/ NHlthcare Obligated Group)[1]	5.000%	05/01/2018	05/01/2018		$1,179,231
8,475,000	NYS DA (North General Hospital)	5.000	02/15/2025	10/31/2016	A	8,505,002
3,750,000	NYS DA (North General Hospital)	5.750	02/15/2020	10/31/2016	A	3,765,825
100,000	NYS DA (North General Hospital)	5.750	02/15/2017	10/31/2016	A	100,372
5,665,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019	10/31/2016	A	5,689,020
15,000	NYS DA (North Onondaga Public Library)	4.875	07/01/2017	10/31/2016	A	15,042
3,395,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024	07/01/2017	A	3,509,819
50,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	07/01/2017	A	51,832
14,170,000	NYS DA (NYU)[1]	5.250	07/01/2027	07/01/2019	A	15,854,388
5,000,000	NYS DA (NYU)[1]	5.000	07/01/2032	07/01/2026	A	6,267,550
17,000,000	NYS DA (Personal Income Tax)[1]	5.000	12/15/2029	12/15/2022	A	20,822,620
2,000,000	NYS DA (Providence Rest)[1]	5.250	07/01/2025	10/31/2016	A	2,002,900
1,350,000	NYS DA (Providence Rest)[1]	5.125	07/01/2030	10/31/2016	A	1,350,567
3,680,000	NYS DA (Providence Rest)[1]	5.000	07/01/2021	10/31/2016	A	3,685,483
475,000	NYS DA (School District Bond Financing Program), Series C1,2	5.000	10/01/2018	12/14/2017	B	493,915
1,025,000	NYS DA (School District Bond Financing Program), Series C1	5.000	10/01/2026	10/01/2022	A	1,215,804
400,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2027	10/01/2022	A	472,024
200,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2028	10/01/2022	A	235,294
2,820,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2026	10/01/2022	A	3,368,039
400,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2028	10/01/2022	A	471,336
500,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2029	10/01/2022	A	587,310
500,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2027	10/01/2022	A	593,390
1,690,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2026	10/01/2022	A	2,016,288
1,665,000	NYS DA (School District Financing)[1]	5.000	10/01/2026	10/01/2023	A	2,020,478
2,485,000	NYS DA (School District Financing)[1]	5.000	10/01/2027	10/01/2023	A	2,992,859
3,190,000	NYS DA (School District Financing)[1]	5.000	10/01/2026	10/01/2023	A	3,866,408
1,885,000	NYS DA (School District Financing)[1]	5.000	10/01/2027	10/01/2023	A	2,271,953
1,675,000	NYS DA (School District Financing)[1]	5.000	10/01/2025	10/01/2022	A	2,018,878
2,190,000	NYS DA (School District Financing)[1]	5.000	10/01/2024	10/01/2022	A	2,662,449
2,740,000	NYS DA (School District Financing)[1]	5.000	10/01/2026	10/01/2023	A	3,320,990
2,250,000	NYS DA (School District Financing)[1]	5.000	10/01/2025	10/01/2023	A	2,747,790
100,000	NYS DA (Siena College)	5.000	07/01/2018	10/31/2016	A	100,347
395,000	NYS DA (Special Act School Districts)	6.000	07/01/2019	10/31/2016	A	396,750
70,000	NYS DA (Special Act School Districts)	5.750	07/01/2019	10/31/2016	A	70,295

12 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$2,460,000	NYS DA (Special Surgery Hospital)[1]	6.250%	08/15/2034	08/14/2019	A	$2,829,369
6,850,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	07/01/2022	A	8,001,828
180,000	NYS DA (St. John’s University)[1]	5.000	07/01/2028	07/01/2022	A	211,556
815,000	NYS DA (St. John’s University)[1]	5.000	07/01/2027	07/01/2022	A	962,523
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026	08/15/2017	A	3,834,537
3,260,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2017	03/15/2017		3,324,157
1,020,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	08/15/2018	08/15/2018		1,097,377
1,135,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2028	02/15/2022	A	1,370,932
10,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2029	08/15/2026	A	12,669,600
19,280,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2028	03/15/2022	A	23,168,776
4,660,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2028	02/15/2022	A	5,587,433
2,800,000	NYS DA (State University of New York)[1]	5.000	07/01/2038	07/01/2018	A	3,001,460
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022	10/31/2016	A	2,833,846
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	02/15/2019	A	277,475
6,730,000	NYS DA (The New School)[1]	5.000	07/01/2023	04/07/2021	A	7,819,991
5,000	NYS DA (UCP-HCAS / Jawonio / FRC / CPW / UCPANYS / UCP Obligated Group)[1]	4.250	07/01/2020	10/31/2016	A	5,013
65,000	NYS DA (United Cerebral Palsy Assoc. of NYC)	5.750	07/01/2018	10/31/2016	A	65,192
25,000	NYS DA (Upstate Community Colleges)[1]	6.000	07/01/2031	01/01/2019	A	27,944
35,000	NYS DA (Vanderheyden Hall)	5.250	07/01/2018	10/31/2016	A	35,136
40,000	NYS DA (White Plains Hospital)[1]	5.375	02/15/2043	10/31/2016	A	40,333
245,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019	A	272,514
1,170,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019	A	1,202,269
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)	4.500	06/15/2036	10/31/2016	A	20,061
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	4.875	06/15/2020	10/31/2016	A	20,872
3,360,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000	06/15/2034	10/31/2016	A	3,546,110
45,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000	06/15/2021	10/31/2016	A	45,329
2,050,000	NYS ERDA (New York Electric & Gas Corp.)[1]	2.000 [3]	02/01/2029	05/01/2020	C	2,092,373
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250	11/01/2027	11/01/2017	A	3,334,435
415,000	NYS HFA (Division Street)[1]	5.000	02/15/2026	10/31/2016	A	415,830
560,000	NYS HFA (Golden Age Apartments)[1]	5.000	02/15/2037	10/31/2016	A	560,706
3,000,000	NYS HFA (Horizons at Wawayanda)[1]	5.350	06/01/2025	08/01/2017	A	3,076,410

13 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$305,000	NYS HFA (Hospital & Nursing Home)	5.150%	11/01/2016	11/01/2016		$306,168
25,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250	08/15/2019	10/31/2016	A	25,422
230,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2022	10/31/2016	A	230,577
1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2026	10/31/2016	A	1,242,902
60,000	NYS HFA (Multifamily Hsg.)[1,2]	6.850	11/01/2019	11/01/2016	A	60,244
300,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2031	10/31/2016	A	302,196
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2024	10/31/2016	A	1,343,162
1,530,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2033	10/31/2016	A	1,532,785
1,810,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023	10/15/2017	A	1,867,106
495,000	NYS HFA (Simeon Dewitt)[1,2]	8.000	11/01/2018	11/01/2016	A	497,520
10,000,000	NYS Thruway Authority[1]	5.000	01/01/2027	01/01/2022	A	11,889,400
100,000	NYS Thruway Authority[1]	5.000	04/01/2029	04/01/2019	A	109,589
20,500,000	NYS Thruway Authority[1]	5.000	01/01/2030	01/01/2022	A	24,065,360
5,000,000	NYS Thruway Authority[1]	5.000	01/01/2025	01/01/2018	A	5,256,650
15,000,000	NYS Thruway Authority[1]	5.000	01/01/2029	01/01/2022	A	17,683,500
80,000	NYS Thruway Authority Highway & Bridge Trust Fund[1]	5.000	04/01/2021	10/01/2018	A	86,554
3,250,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2034	07/01/2024	A	3,762,720
1,000,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2030	07/01/2024	A	1,173,240
850,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2036	03/15/2019	A	930,096
4,875,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2032	09/15/2025	A	6,028,474
5,500,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2027	03/15/2026	A	7,098,410
5,215,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2028	03/15/2026	A	6,610,430
4,175,000	NYS UDC, Series D1	5.625	01/01/2028	01/01/2019	A	4,610,912
490,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2023	07/01/2022	A	564,034
465,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2022	07/01/2022		537,703
540,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2025	07/01/2022	A	630,007
515,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2024	07/01/2022	A	599,769
1,000,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.500	12/01/2031	12/01/2021	A	1,196,210
765,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021		875,259
690,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2019	07/01/2019		758,407

14 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$805,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000%	07/01/2022	07/01/2022		$938,936
730,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020		816,921
485,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020		542,749
505,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021		577,786
530,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2022	07/01/2022		618,181
460,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2019	07/01/2019		505,604
780,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000	12/01/2016	10/31/2016	A	783,167
290,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	10/31/2016	A	291,177
1,915,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital)	5.375	12/01/2021	10/31/2016	A	1,922,181
106,875,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	10/31/2016	A	109,220,906
46,510,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	10/31/2016	A	47,436,014
39,900,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	10/31/2016	A	41,094,606
2,600,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	10/31/2016	A	2,613,858
67,765,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900	12/01/2017	10/31/2016	A	70,388,861
13,300,000	Port Authority NY/NJ (KIAC)[1,2]	6.750	10/01/2019	10/31/2016	A	13,304,123
250,000	Port Authority NY/NJ, 146th Series[1]	5.000	12/01/2017	12/01/2016	A	251,870
2,100,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028	03/15/2018	A	2,252,145
1,000,000	Port Authority NY/NJ, 151st Series[1]	5.250	09/15/2023	03/15/2018	A	1,061,160
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023	05/01/2018	A	265,628
11,070,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	05/01/2018	A	11,879,549
17,325,000	Port Authority NY/NJ, 169th Series[1]	5.000	10/15/2036	10/15/2021	A	19,416,821
7,005,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2025	04/01/2022	A	8,225,551
13,075,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2030	04/01/2022	A	15,087,243
10,000,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2028	04/01/2022	A	11,646,500
12,500,000	Port Authority NY/NJ, 185th Series[1]	5.000	09/01/2026	09/01/2024	A	15,322,625
7,500,000	Port Authority NY/NJ, 185th Series[1]	5.000	09/01/2027	09/01/2024	A	9,138,150
3,775,000	Port Authority NY/NJ, 186th Series[1]	5.000	10/15/2031	10/15/2024	A	4,510,219
5,000,000	Port Authority NY/NJ, 195th Series[1]	5.000	10/01/2035	10/01/2026	A	6,046,050
20,000	Poughkeepsie, NY GO	5.000	03/15/2017	10/31/2016	A	20,074
560,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	10/31/2016	A	561,910
50,000	Ramapo, NY GO1	4.000	08/01/2017	10/31/2016	A	50,126
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)	5.375	12/01/2025	10/31/2016	A	1,204,500

15 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$40,000	Rensselaer County, NY IDA (Franciscan Heights)	4.500%	12/01/2019	10/31/2016	A	$40,121
575,000	Rockland County, NY GO1	5.000	12/15/2020	12/15/2020		637,750
575,000	Rockland County, NY GO1	5.000	12/15/2019	12/15/2019		629,349
600,000	Rockland County, NY GO1	5.000	12/15/2022	12/15/2022		688,830
150,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625	08/15/2035	10/31/2016	A	150,090
505,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	10/31/2016	A	505,293
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022	06/15/2017	A	416,219
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021	06/15/2017	A	395,884
335,000	Spring Valley, NY GO1	5.000	05/01/2023	11/01/2016	A	336,106
300,000	Spring Valley, NY GO	5.000	05/01/2020	11/01/2016	A	301,077
310,000	Spring Valley, NY GO	5.000	05/01/2021	11/01/2016	A	311,082
325,000	Spring Valley, NY GO	5.000	05/01/2022	11/01/2016	A	326,099
350,000	Spring Valley, NY GO	5.000	05/01/2024	11/01/2016	A	351,124
365,000	Spring Valley, NY GO	5.000	05/01/2025	11/01/2016	A	366,172
1,050,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.250	09/01/2033	03/01/2022	A	1,223,838
1,345,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2027	01/01/2023	A	1,599,313
920,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2025	01/01/2023	A	1,106,935
300,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2028	07/01/2026	A	378,471
450,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2031	07/01/2026	A	556,920
785,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2030	07/01/2026	A	976,956
300,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2024	01/01/2023	A	363,039
310,000	Suffern, NY GO1	5.000	03/15/2023	03/15/2021	A	342,169
475,000	Suffern, NY GO1	5.000	03/15/2026	03/15/2021	A	516,553
375,000	Suffern, NY GO1	5.000	03/15/2021	03/15/2021		418,946
395,000	Suffern, NY GO1	5.000	03/15/2022	03/15/2021	A	437,751
400,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.750	06/01/2027	05/14/2021	A	419,016
60,000	Suffolk County, NY Economic Devel. Corp. (Peconic Landing at Southold)[1]	5.250	12/01/2022	12/01/2016	A	60,360
25,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1,2]	6.000	11/01/2017	11/01/2017		25,380
200,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	11/01/2017	A	204,068
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	11/01/2017	A	306,102
300,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	11/01/2017	A	306,102

16 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$300,000	Suffolk County, NY IDA (DDI)[1]	6.000%	10/01/2020	10/31/2016	A	$302,214
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	10/31/2016	A	302,214
1,180,000	Suffolk County, NY IDA (Dowling College)	4.750	06/01/2026	07/04/2024	B	1,116,941
2,330,000	Suffolk County, NY IDA (Dowling College)[6]	6.700	12/01/2020	01/18/2019	B	698,907
300,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	10/01/2020	10/31/2016	A	302,214
55,000	Suffolk County, NY IDA (Nassau- Suffolk Services for Autism)[1]	6.250	11/01/2016	11/01/2016		55,082
1,365,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500	01/01/2023	10/31/2016	A	1,365,710
5,000	Suffolk County, NY IDA (South Country Library)[1]	4.750	01/01/2019	10/31/2016	A	5,016
200,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000	10/01/2020	10/31/2016	A	201,476
100,000	Suffolk County, NY IDA (WORCA)[1,2]	6.000	10/01/2020	10/31/2016	A	100,738
1,145,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2021	06/01/2021		1,318,719
5,110,000	Sullivan County, NY Infrastructure (Adelaar)[1,2]	4.850	11/01/2031	11/23/2026	B	5,080,975
2,115,000	Sullivan County, NY Infrastructure (Adelaar)[1,2]	4.850	11/01/2031	11/20/2026	B	2,102,923
1,395,000	Sullivan County, NY Infrastructure (Adelaar)[1,2]	4.850	11/01/2031	11/18/2026	B	1,387,021
15,085,000	Sullivan County, NY Infrastructure (Adelaar)[1]	4.850	11/01/2031	11/24/2026	B	14,998,261
2,165,000	Sullivan County, NY Infrastructure (Adelaar)[1,2]	4.850	11/01/2031	11/23/2026	B	2,152,335
100,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2023	03/01/2017	A	101,426
75,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2020	03/01/2017	A	76,083
30,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2021	03/01/2017	A	30,422
25,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2017	03/01/2017	A	25,380
550,000	Syracuse, NY IDA (Carousel Center)	4.892 [7]	01/01/2018	07/11/2017	B	514,069
170,000	Syracuse, NY IDA (One Center Armory Garage)	6.750	12/01/2017	10/31/2016	A	170,330
1,000,000	Troy, NY IDA (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2031	09/01/2021	A	1,143,570
160,000	Ulster County, NY Res Rec[1]	5.000	03/01/2017	10/31/2016	A	160,520
170,000	Ulster County, NY Res Rec	5.000	03/01/2018	10/31/2016	A	170,524
5,800,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	10/31/2016	A	5,805,974
10,000	Westhampton Beach, NY Union Free School District	4.625	03/01/2027	10/31/2016	A	10,033
75,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025	07/02/2021	B	86,953
2,000,000	Yonkers, NY GO1	5.000	10/01/2023	10/01/2021	A	2,342,220
1,000,000	Yonkers, NY GO1	5.000	10/01/2024	10/01/2021	A	1,163,230

17 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,455,000	Yonkers, NY IDA (Monastery Manor Associates)	5.000%	04/01/2025	10/31/2016	A	$1,459,671
835,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2029	06/01/2019	A	946,823
4,830,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750	06/01/2024	06/01/2019	A	5,445,052
						1,858,921,689

U.S. Possessions—30.3%
1,500,000	Guam Education Financing Foundation COP[1]	3.000	10/01/2018	10/01/2018		1,540,770
1,000,000	Guam Education Financing Foundation COP[1]	2.000	10/01/2017	10/01/2017		1,004,710
1,605,000	Guam Education Financing Foundation COP[1]	5.000	10/01/2019	10/01/2019		1,758,663
1,435,000	Guam Government Business Privilege[1]	5.000	01/01/2027	01/01/2022	A	1,618,809
100,000	Guam Government Business Privilege[1]	5.000	11/15/2017	11/15/2017		103,857
3,255,000	Guam Government Business Privilege[1]	5.000	01/01/2028	01/01/2022	A	3,653,119
1,000,000	Guam Government Limited Obligation[1]	5.500	12/01/2019	12/01/2019		1,140,980
12,155,000	Guam International Airport Authority[1]	6.000	10/01/2023	08/01/2018	A	13,149,522
2,690,000	Guam Power Authority, Series A1	5.000	10/01/2026	10/01/2022	A	3,178,961
4,000,000	Guam Power Authority, Series A1	5.000	10/01/2030	10/01/2022	A	4,700,320
900,000	Guam Power Authority, Series A1	5.000	10/01/2019	10/01/2019		991,314
1,350,000	Guam Power Authority, Series A1	5.000	10/01/2020	10/01/2020		1,523,083
1,350,000	Guam Power Authority, Series A1	5.000	10/01/2021	10/01/2021		1,557,184
3,185,000	Guam Power Authority, Series A1	5.000	10/01/2025	10/01/2022	A	3,769,925
15,250,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2024	07/01/2024		11,806,702
145,635,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	10/14/2020	B	145,265,087
72,885,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	10/31/2016	A	73,427,993
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	11/20/2032	B	30,706,407
6,750,000	Puerto Rico Commonwealth GO8	5.250	07/01/2032	07/01/2032		4,201,200
440,000	Puerto Rico Commonwealth GO	5.500	07/01/2020	07/01/2020		482,385
2,840,000	Puerto Rico Commonwealth GO8	5.250	07/01/2030	05/09/2029	B	1,769,434
165,000	Puerto Rico Commonwealth GO8	5.000	07/01/2024	07/01/2024		103,892
15,000	Puerto Rico Commonwealth GO8	5.250	07/01/2029	07/01/2029		9,355
5,000,000	Puerto Rico Commonwealth GO8	5.250	07/01/2030	07/01/2030		3,115,200
11,735,000	Puerto Rico Commonwealth GO8	5.250	07/01/2032	10/02/2031	B	7,342,120
1,950,000	Puerto Rico Commonwealth GO8	6.500	07/01/2037	08/26/2036	B	1,241,935
10,000,000	Puerto Rico Commonwealth GO8	6.000	07/01/2029	07/01/2029		6,341,800
1,400,000	Puerto Rico Commonwealth GO8	5.375	07/01/2030	07/01/2030		874,006
25,000	Puerto Rico Commonwealth GO8	5.000	07/01/2028	08/06/2026	B	15,607

18 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$13,100,000	Puerto Rico Commonwealth GO8	5.500%	07/01/2023	07/01/2023		$8,268,982
600,000	Puerto Rico Commonwealth GO8	6.000	07/01/2038	08/12/2036	B	376,506
21,785,000	Puerto Rico Commonwealth GO8	5.250	07/01/2025	07/01/2025		13,721,718
2,430,000	Puerto Rico Commonwealth GO8	5.250	07/01/2021	07/01/2021		1,532,382
4,795,000	Puerto Rico Commonwealth GO8	5.250	07/01/2022	07/01/2022		3,022,241
4,575,000	Puerto Rico Commonwealth GO8	5.250	07/01/2023	07/01/2023		2,882,113
2,995,000	Puerto Rico Commonwealth GO8	5.125	07/01/2031	07/01/2031		1,864,417
14,850,000	Puerto Rico Commonwealth GO8	5.250	07/01/2024	07/01/2024		9,350,302
1,950,000	Puerto Rico Commonwealth GO1	5.500	07/01/2019	07/01/2019		2,103,036
240,000	Puerto Rico Commonwealth GO8	5.500	07/01/2026	07/01/2026		151,349
400,000	Puerto Rico Commonwealth GO5,6	2.145	07/01/2021	07/01/2021		272,752
2,715,000	Puerto Rico Commonwealth GO8	5.250	07/01/2022	07/01/2022		1,711,237
270,000	Puerto Rico Commonwealth GO8	5.250	07/01/2024	07/01/2024		170,005
6,155,000	Puerto Rico Commonwealth GO5	2.145	07/01/2020	07/01/2020		5,896,244
500,000	Puerto Rico Commonwealth GO1	5.250	07/01/2020	10/31/2016	A	501,130
12,600,000	Puerto Rico Commonwealth GO5	2.105	07/01/2018	07/01/2018		12,357,828
4,400,000	Puerto Rico Commonwealth GO5	2.125	07/01/2019	07/01/2019		4,257,792
150,000	Puerto Rico Convention Center Authority	5.000	07/01/2023	07/01/2023		74,901
2,001,657	Puerto Rico Electric Power Authority	10.000	07/01/2019	07/01/2019		1,597,887
1,501,242	Puerto Rico Electric Power Authority	10.000	01/01/2021	01/01/2021		1,191,774
2,001,656	Puerto Rico Electric Power Authority	10.000	07/01/2019	07/01/2019		1,597,887
1,501,243	Puerto Rico Electric Power Authority	10.000	07/01/2021	07/01/2021		1,191,775
500,414	Puerto Rico Electric Power Authority	10.000	07/01/2022	07/01/2022		397,076
500,414	Puerto Rico Electric Power Authority	10.000	01/01/2022	01/01/2022		397,076
28,360,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2022	07/01/2022		19,127,969
24,000,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2027	07/01/2027		16,175,280
11,595,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2025	07/01/2025		7,815,610
33,580,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2028	07/01/2028		22,630,569
10,920,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2023	07/01/2023		7,363,028
11,490,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2024	07/01/2024		7,745,524
4,905,000	Puerto Rico Electric Power Authority, Series CCC[9]	5.250	07/01/2028	07/01/2028		3,305,627
100,000	Puerto Rico Electric Power Authority, Series DDD[9]	5.000	07/01/2022	07/01/2022		67,450
2,915,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2017	07/01/2017		2,995,250
500,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2024	10/31/2016	A	500,715
285,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2021	10/31/2016	A	288,468
280,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2024	10/31/2016	A	283,408

19 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$50,000	Puerto Rico Electric Power Authority, Series RR	5.000%	07/01/2022	10/31/2016	A	$50,169
830,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2023	10/31/2016	A	840,101
100,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2022	10/31/2016	A	101,217
175,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2017	10/31/2016	A	177,130
12,500,000	Puerto Rico Electric Power Authority, Series WW9	5.250	07/01/2025	07/01/2025		8,425,625
10,040,000	Puerto Rico Electric Power Authority, Series ZZ9	5.000	07/01/2018	07/01/2018		6,813,244
500,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250	07/01/2026	07/01/2026		336,995
5,000,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250	07/01/2018	07/01/2018		3,392,700
85,000	Puerto Rico HFA[1]	5.000	12/01/2020	10/31/2016	A	87,053
95,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	01/01/2017	A	95,646
7,995,000	Puerto Rico Highway & Transportation Authority[8]	5.750	07/01/2022	07/01/2022		1,375,140
135,000	Puerto Rico Highway & Transportation Authority[8]	5.000	07/01/2023	07/01/2023		23,220
230,000	Puerto Rico Highway & Transportation Authority[8]	5.750	07/01/2020	07/01/2020		39,560
5,060,000	Puerto Rico Highway & Transportation Authority[6]	5.750	07/01/2021	07/01/2021		2,726,429
160,000	Puerto Rico Highway & Transportation Authority[6]	5.000	07/01/2025	07/01/2025		84,856
5,400,000	Puerto Rico Highway & Transportation Authority[5]	2.126	07/01/2028	07/01/2028		3,935,844
90,000	Puerto Rico Highway & Transportation Authority[8]	5.000	07/01/2028	08/06/2026	B	15,480
425,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	10/31/2016	A	430,491
50,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	01/01/2017	A	50,150
7,000,000	Puerto Rico Highway & Transportation Authority[8]	5.750	07/01/2024	07/01/2024		1,855,000
425,000	Puerto Rico Highway & Transportation Authority[8]	5.000	07/01/2028	02/20/2026	B	73,100
90,000	Puerto Rico Highway & Transportation Authority[8]	5.000	07/01/2022	01/22/2021	B	15,480
2,900,000	Puerto Rico Highway & Transportation Authority[6]	5.250	07/01/2018	07/01/2018		1,637,746
25,000	Puerto Rico Highway & Transportation Authority[8]	5.750	07/01/2019	07/01/2019		4,300
835,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2027	10/31/2016	A	843,584

20 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$100,000	Puerto Rico Highway & Transportation Authority[6]	5.250%	07/01/2017	07/01/2017		$60,594
400,000	Puerto Rico Highway & Transportation Authority, Series G6	5.250	07/01/2019	07/01/2019		218,984
100,000	Puerto Rico Highway & Transportation Authority, Series I6	5.000	07/01/2023	07/01/2023		53,397
14,545,000	Puerto Rico Highway & Transportation Authority, Series K8	5.000	07/01/2025	07/01/2025		3,854,425
12,760,000	Puerto Rico Highway & Transportation Authority, Series K8	5.000	07/01/2024	07/01/2024		3,381,400
11,000,000	Puerto Rico Highway & Transportation Authority, Series K8	5.000	07/01/2022	07/01/2022		2,915,000
12,275,000	Puerto Rico Highway & Transportation Authority, Series K8	5.000	07/01/2023	07/01/2023		3,252,875
4,355,000	Puerto Rico Highway & Transportation Authority, Series K8	5.000	07/01/2021	07/01/2021		1,154,075
16,725,000	Puerto Rico Highway & Transportation Authority, Series K8	5.000	07/01/2026	07/01/2026		4,432,125
780,000	Puerto Rico Infrastructure[8]	5.000	07/01/2019	07/01/2019		130,260
16,550,000	Puerto Rico Infrastructure[8]	6.000	12/15/2026	12/15/2026		6,049,025
5,000,000	Puerto Rico Infrastructure[6]	5.500	07/01/2021	07/01/2021		2,550,000
895,000	Puerto Rico Infrastructure (Mepsi Campus)[1,2]	6.250	10/01/2024	08/05/2021	B	465,758
4,250,000	Puerto Rico Infrastructure Financing Authority[6]	5.500	07/01/2023	07/01/2023		2,167,500
2,500,000	Puerto Rico Infrastructure Financing Authority[8]	5.250	12/15/2026	12/15/2026		913,750
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2021	04/01/2021		644,436
1,165,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2019	04/01/2019		1,164,208
1,155,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2018	04/01/2018		1,155,820
2,000,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2017	04/01/2017		2,001,280
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2022	04/01/2022		640,601
22,900,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	22,177,963
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500	11/15/2020	10/31/2016	A	2,036,960
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025	10/31/2016	A	76,441
500,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		518,770
2,185,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700	05/01/2024	10/31/2016	A	2,185,000
415,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2022	10/01/2022		330,037

21 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$365,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000%	10/01/2021	10/01/2021		$297,599
355,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2018	01/01/2017	A	358,951
2,445,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2017	01/01/2017	A	2,472,311
1,875,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	01/01/2017	A	1,895,756
70,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	10/31/2016	A	71,001
125,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2017	10/31/2016	A	126,788
10,000,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2024	08/01/2024		4,106,600
40,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	10/31/2016	A	40,616
9,400,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2023	08/01/2023		3,901,940
20,000	Puerto Rico Municipal Finance Agency, Series A1	4.750	08/01/2022	10/31/2016	A	20,274
500,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2027	10/31/2016	A	510,010
10,245,000	Puerto Rico Municipal Finance Agency, Series C1	5.250	08/01/2018	08/01/2018		10,664,430
2,060,000	Puerto Rico Public Buildings Authority[8]	5.500	07/01/2021	07/01/2021		1,210,250
1,250,000	Puerto Rico Public Buildings Authority	5.500 [3]	07/01/2035	07/01/2017	C	1,274,837
275,000	Puerto Rico Public Buildings Authority[8]	5.125	07/01/2024	02/02/2024	B	161,562
14,280,000	Puerto Rico Public Buildings Authority[8]	5.250	07/01/2029	05/03/2028	B	8,389,500
1,400,000	Puerto Rico Public Buildings Authority[8]	5.750 [3]	07/01/2034	07/01/2017	C	826,000
2,425,000	Puerto Rico Public Buildings Authority[8]	5.500	07/01/2024	07/01/2024		1,424,687
3,255,000	Puerto Rico Public Buildings Authority[8]	5.500	07/01/2025	07/01/2025		1,912,312
10,000,000	Puerto Rico Public Buildings Authority[8]	5.500	07/01/2026	07/01/2026		5,875,000
3,490,000	Puerto Rico Public Buildings Authority[8]	5.750	07/01/2022	07/01/2022		2,050,375
50,000	Puerto Rico Public Buildings Authority[8]	5.750	07/01/2017	07/01/2017		29,375
1,270,000	Puerto Rico Public Buildings Authority[8]	6.250	07/01/2023	07/01/2023		757,238
50,000	Puerto Rico Public Buildings Authority[8]	6.250	07/01/2026	07/01/2026		29,813

22 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$3,020,000	Puerto Rico Public Buildings Authority[8]	6.000%	07/01/2020	07/01/2020		$1,785,575
13,645,000	Puerto Rico Public Buildings Authority[8]	7.000	07/01/2021	07/01/2021		8,272,281
11,150,000	Puerto Rico Public Buildings Authority[8]	7.000	07/01/2025	04/13/2025	B	6,759,687
205,030,000	Puerto Rico Public Finance Corp., Series A8	6.500	08/01/2028	12/12/2027	B	19,885,860
73,575,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	08/01/2029		39,619,402
17,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.625	08/01/2030	08/01/2030		9,037,370
9,960,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250	08/01/2041	04/19/2041	B	5,093,146
4,080,000	University of Puerto Rico	5.000	06/01/2025	06/01/2025		1,677,900
2,750,000	University of Puerto Rico	5.000	06/01/2026	06/01/2026		1,126,950
5,645,000	University of Puerto Rico, Series P	5.000	06/01/2030	12/23/2028	B	2,294,354
3,725,000	University of Puerto Rico, Series P	5.000	06/01/2024	06/01/2024		1,539,096
7,470,000	University of Puerto Rico, Series P	5.000	06/01/2021	06/01/2021		3,155,702
8,500,000	University of Puerto Rico, Series P	5.000	06/01/2022	06/01/2022		3,557,930
8,410,000	University of Puerto Rico, Series Q	5.000	06/01/2023	06/01/2023		3,498,644
100,000	University of Puerto Rico, Series Q	5.000	06/01/2024	06/01/2024		41,318
300,000	University of Puerto Rico, Series Q	5.000	06/01/2030	12/22/2028	B	121,932
4,930,000	University of Puerto Rico, Series Q	5.000	06/01/2018	06/01/2018		2,426,497
2,490,000	University of Puerto Rico, Series Q	5.000	06/01/2019	06/01/2019		1,113,827
3,515,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021		1,484,912
1,500,000	V.I. Public Finance Authority[1]	5.000	09/01/2033	09/01/2025	A	1,696,845
280,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2028	10/31/2016	A	280,876
50,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2027	10/31/2016	A	50,159
4,000,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	4.000	10/01/2022	08/03/2019	B	3,794,760
1,425,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	4.000	10/01/2022	08/03/2019	B	1,513,322
850,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2024	10/31/2016	A	852,916
3,380,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/31/2016	A	3,391,627
1,715,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/31/2016	A	1,720,660
3,760,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/31/2016	A	3,772,446
1,660,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2020	10/14/2019	B	1,698,329
1,500,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2027	10/01/2022	A	1,511,835
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.750	10/01/2037	10/01/2019	A	644,378

23 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$3,450,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000%	10/01/2017	10/01/2017		$3,532,593
125,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2018	10/01/2018		127,094
6,090,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2019	10/01/2019		6,084,093
9,285,000	V.I. Public Finance Authority, Series A1	5.000	10/01/2024	11/07/2022	B	9,272,837
2,330,000	V.I. Public Finance Authority, Series A1,2	5.000	10/01/2018	04/06/2018	B	2,365,882
20,000	V.I. Public Finance Authority, Series C1	5.000	10/01/2022	09/22/2021	B	19,985
1,405,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	10/31/2016	A	1,405,688
100,000	V.I. Water & Power Authority[1]	4.500	07/01/2020	10/31/2016	A	100,118
125,000	V.I. Water & Power Authority[1]	4.500	07/01/2028	10/31/2016	A	125,313
225,000	V.I. Water & Power Authority[1]	5.000	07/01/2018	10/31/2016	A	225,376
125,000	V.I. Water & Power Authority[1]	5.000	07/01/2019	10/31/2016	A	125,204
						792,754,536
Total Municipal Bonds and Notes (Cost $3,043,811,428)						2,651,676,225

Shares
Common Stock—0.2%
2,137	CMS Liquidating Trust[10,11] (Cost $6,838,400)					5,982,318

Principal Amount		Coupon	Maturity
Corporate Bond and Note—0.1%
$1,395,000	Dowling College, NY, Series 2015 Taxable Revenue Bond (Cost $1,395,000)	7.500	06/15/2018			1,356,275
Total Investments, at Value (Cost $3,052,044,828)—101.7%						2,659,014,818
Net Other Assets (Liabilities)—(1.7)						(43,341,896)
Net Assets—100.0%						$2,615,672,922

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

5. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

24 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

7. Zero coupon bond reflects effective yield on the original acquisition date.

8. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

9. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

10. Non-income producing security.

11. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
COP	Certificates of Participation
CPW	Cerebral Palsy of Westchester
CRR	Center for Rapid Recovery
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FHH	Forest Hills Hospital
FNHC	Ferncliff Nursing Home Company
FrankHosp	Franklin Hospital
FRC	Franziska Racker Centers
FREE	Family Residences and Essential Enterprises
GCH	Glen Cove Hospital
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HHA	Huntington Hospital Association
HKSB	Helen Keller Services for the Blind
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MMWNHC	Mary Manning Walsh Nursing Home Company
MTA	Metropolitan Transportation Authority

25 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (continued)

NDH	Northern Dutchess Hospital
NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility
SHosp	Southside Hospital
SIUH	Staten Island University Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UCP	United Creative Program
UCP-HCAS	United Cerebral Palsy and Handicapped Children’s Association of Syracuse
UCPANYS	United Cerebral Palsy Association of New York State
UDC	Urban Development Corporation
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
VBHosp	Vassar Brothers Hospital
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.

26 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS September 30, 2016 Unaudited

1. Organization

Oppenheimer Rochester Limited Term New York Municipal Fund (the “Fund”), a series of Rochester Portfolio Series, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub- Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price

27 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or

28 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

2. Securities Valuation (Continued)

initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

29 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$1,858,222,782	$698,907	$1,858,921,689
U.S. Possessions	—	786,381,061	6,373,475	792,754,536
Common Stock	—	—	5,982,318	5,982,318
Corporate Bond and Note	—	1,356,275	—	1,356,275

Total Assets	$—	$2,645,960,118	$13,054,700	$2,659,014,818

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$(1,631,070)	$1,631,070

Total Assets	$(1,631,070)	$1,631,070

* Transferred from Level 2 to Level 3 because of the lack of observable market data.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are

30 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the

31 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying

32 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $48,250,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $117,800,915 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $48,250,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 11,485,000	NYC GO Tender Option Bond Series 2015-XF2155 Trust[3]	8.696%	8/1/26	$16,580,435
9,380,000	NYC GO Tender Option Bond Series 2015-XF2155- 2 Trust[3]	8.696	8/1/26	13,541,531
13,045,000	NYC GO Tender Option Bond Series 2015-XF2155- 3 Trust[3]	8.696	8/1/27	18,779,321
14,345,000	NYC GO Tender Option Bond Series 2015-XF2155- 4 Trust[3]	8.695	8/1/27	20,649,628

				$69,550,915

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting

33 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $48,250,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$10,785,000
Sold securities	12,125,356

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

34 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$488,636,534
Market Value	$156,919,531
Market Value as % of Net Assets	6.00%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $103,199,621, representing 3.95% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests in obligations of issuers within certain states and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to

35 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$3,003,606,415[1]

Gross unrealized appreciation	$94,467,895
Gross unrealized depreciation	(487,497,905)

Net unrealized depreciation	$(393,030,010)

1. The Federal tax cost of securities does not include cost of $48,438,413 which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 3.

36 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/21/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	11/21/2016